                                                     Registration No. 33 - 49808
                                        Investment Company Act File No. 811-6727

    As filed with the Securities and Exchange Commission on October 23, 1996

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

                          REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933                 [X]
                      Pre-Effective Amendment No.  _____             [ ]
                       Post-Effective Amendment No.   5              [X]
                                    and/or
                         REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940             [X]
                              Amendment No.   6
                       (Check Appropriate Box or Boxes)

                               DOMINION FUNDS. INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)
                               5000 Quorum Drive
                                   Suite 620
                               Dallas, Texas 75240
                    ----------------------------------------
                    (Address of principal Executive Offices)
                                 (972) 385-9595
              ----------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)

                               Douglas W. Powell
                               5000 Quorum Drive
                                   Suite 620
                              Dallas, Texas 75240
                    ---------------------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:
                        Frederick C. Summers, III, Esq.
                          1717 Main Street, Suite 3700
                              Dallas, Texas 75201

             It is proposed that this filing will become effective:

          -------  immediately upon filing pursuant to paragraph (b)
            X       on October 29 pursuant to paragraph (b)
          -------
                    60 days after filing pursuant to paragraph (a)(1)
          -------
                    on (date) pursuant to paragraph (a)(1)
          -------
                    75 days after filing pursuant to paragraph (a)(2)
          -------
                    on (date) pursuant to paragraph (a)(2) of Rule 485
          -------

If appropriate, check the following box: [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Declaration Pursuant to Rule 24f-2
       Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, and will file a Rule 24f-2 Notice with the Commission on or prior to December 31, 1996 for its fiscal year ending June 30, 1996

                        THE DOMINION INSIGHT GROWTH FUND

                             CROSS REFERENCE SHEET
                  (AS REQUIRED BY RULE 481(A) OF REGULATION C
                       UNDER THE SECURITIES ACT OF 1933)



ITEM NUMBER OF                           LOCATION OR CAPTION
FORM N-1A                                   IN PROSPECTUS
--------------                           -------------------
PART A INFORMATION REQUIRED
IN A PROSPECTUS

Item I.   Cover Page                    Cover Page

Item 2.   Synopsis                      Prospectus Summary; Fund Expenses

Item 3.   Condensed Financial           Financial Highlights
          Information

Item 4.   General Description           The Fund; Investment Objective and
          of Registrant                 Policies

Item 5.   Management of the Fund        Fund Expenses And
                                        Example; Investment Advisory And
                                        Other Services; Shareholder Services
                                        and Reports

Item 5A.  Management's Discussion of
          Fund Performance              Financial Highlights

Item 6.   Capital Stock and             Distributions and Taxes; Shareholder
          Other Securities              Services And Reports; Purchase of
                                        Shares - Investments By Tax-Sheltered
                                        Retirement Plans

Item 7.   Purchase of Securities        Purchase of Shares; Investment
          Being Offered                 Advisory and Other Services

Item 8.   Redemption or Repurchase      Redemption of Shares

Item 9.   Pending Legal Proceedings     Not Applicable

ITEM NUMBER OF                              LOCATION OR CAPTION IN STATEMENT
  FORM N-1A                                    OF ADDITIONAL INFORMATION
-------------                               --------------------------------
PART B INFORMATION REQUIRED IN A
STATEMENT OF ADDITIONAL INFORMATION


Item 10. Cover Page                         Cover Page

Item 11. Table of Contents                  Table of Contents

Item 12. General Information                The Fund and the Company
         and History

Item 13. Investment Objectives              Investment Policies and Restrictions
         and Policies

Item 14. Management of the Fund             Executive Officers and Directors

Item 15. Control Persons and                Executive Officers and Directors
         Principal Holders of Securities

Item 16. Investment Advisory and            Contained in Prospectus under
         Other Services                     caption: "Investment Advisory and
                                            Other Services"; Custodian; Legal
                                            Counsel and Independent Auditors;
                                            Management and Advisory Services;
                                            Executive Officers and Directors;
                                            The Distributor

Item 17. Brokerage Allocation               Portfolio Transactions
         and Other Practices                and Brokerage

Item 18. Capital Stock and                  The Fund and the Company
         Other Securities

Item 19. Purchase, Redemption               Contained in Prospectus under
         and Pricing of Securities          captions: "Purchase of Shares"
         Being Offered                      and "Redemption of Shares"

Item 20. Tax Status                         Contained in Prospectus under
                                            captions: "Purchase of Shares -
                                            Investments By Tax-Sheltered
                                            Retirement Plans" and "Distributions
                                            and Taxes - Tax Information"

Item 21. Underwriters                       The Distributor

Item 22. Calculations of                    Not Applicable
         Performance Data

Item 23. Financial Statements               Independent Auditors' Report;
                                            Financial Statements

PART C



Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                        THE DOMINION INSIGHT GROWTH FUND


        The Dominion Insight Growth Fund (the "Fund") is a mutual fund, organized as a diversified, open-end management investment company whose only investment objective is growth of capital. The Fund will invest primarily in equity securities which management believes have a good potential for capital growth. The Fund's portfolio is managed by Insight Capital Management, Inc. The net assets and the return of the Fund will fluctuate depending on market conditions and other factors. The Fund is a series of shares of Common Stock, $.00l par value, of Dominion Funds, Inc., a Texas corporation (the "Company").

        This Prospectus concisely sets forth the information about the Fund and the Company that a prospective shareholder should know before investing in the Fund. Shareholders should read and retain this Prospectus for future reference.

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         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
          COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR
                ANY STATE SECURITIES COMMISSION PASSED UPON THE
                 ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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Additional information about the Fund and the Company is contained in a Statement of Additional Information dated October 29, 1996, which has been filed with the Securities and Exchange Commission. A copy of the Statement of Additional Information may be obtained upon request, without charge, by calling or writing the Fund or the Distributor at the address or phone number indicated below. Moreover, other supplementary information about the Fund and the Company has been filed with the Securities and Exchange Commission and is available from the Securities and Exchange Commission. This Prospectus incorporates by reference the entire Statement of Additional Information.

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                          DOMINION CAPITAL CORPORATION
                               5000 Quorum Drive
                                   Suite 620
                              Dallas, Texas 75240
                                 (972) 385-9595

--------------------------------------------------------------------------------


                   This Prospectus is dated October 29, 1996.

                        THE DOMINION INSIGHT GROWTH FUND
                               PROSPECTUS SUMMARY

Shares Offered         Shares of Common Stock, $.00l par value per share.

Offering Price,        The public offering price is equal to net asset value
Sales Charge and       plus a sales charge equal to 3.5% of the public offering
Minimum                price (3.63%  of  the  net  amount  invested),  reduced
Purchase               on investments of $100,000 or more.  The minimum initial
                       investment is $5,000 with $100 minimum subsequent
                       investments.  In its discretion, the Fund may   allow
                       investments for less than the minimum amounts.  See
                       "Purchase of Shares."

Type of Fund           Open-end diversified management investment company
                       organized as a series of shares of Common Stock, $.001
                       par value, of Dominion Funds, Inc., a Texas corporation.

Investment Objective   The Fund's only investment objective is growth of
and Policies;          capital.  There is no assurance that such objective will
Risk Factors           be achieved.   The Fund will invest primarily in equity
                       securities which management believes have a good
                       potential for capital growth.  These investments are
                       subject to inherent market risks and  fluctuations in
                       value due to earnings, economic conditions and other
                       factors.  See "Investment Objective  and Policies; Risk
                       Factors."

Investment Advisor     Insight Capital Management, Inc.  (the "Advisor") is the
and Advisory Fee       Fund's investment advisor. The annual advisory fee is
                       1.0% of average daily net assets. This is a higher fee
                       than is paid by most mutual funds.  See  "Investment
                       Advisory and Other Services."

Administration         Dominion Institutional Services Corporation (the
                       "Administrator") is responsible for the administration
                       of the Fund and overall management of the Fund's business
                       affairs.  The annual administration fee is 1.25% of
                       average daily net assets. See "Investment Advisory and
                       Other Services."

Distributions          Distributions from net investment income and net capital
from the Fund          gains are declared and paid at least annually.  See
                       "Distributions and Taxes."

Redemption             Shares may be redeemed at net asset value, without
                       charge.  The Fund may require redemption of shares if
                       the value of an account falls below $500. See
                       "Redemption of Shares."

Transfer Agent         Fund Services, Inc.  See "Shareholder Services and
                       Reports."

        The above summary is qualified in its entirety by reference to the more detailed information included elsewhere in this Prospectus.

                                 FUND EXPENSES

        The following table illustrates the various expenses and fees a shareholder of the Fund would bear directly or indirectly. These expenses and fees set forth in the table are for the fiscal year ended June 30, 1996, except as otherwise noted below.

SHAREHOLDER TRANSACTION EXPENSES
        Maximum Sales Load Imposed on Purchases
          (as a percentage of offering price)(1)                                        3.5%
        Maximum Sales Load Imposed on Reinvested Dividends
          (as a percentage of offering price)                                           None
        Deferred Sales Load (as a percentage of original
          purchase price or redemption proceeds)                                        None
        Redemption Fees (as a percentage of amount redeemed)(2)                         None
        Exchange Fee                                                                    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
        Management Fees(3)                                                              1.0%
        12b-l Fees                                                                      None
        Other Expenses(4)                                                              1.31%
          Administrative Fee(3,5)                                                      1.25%
          Amortization of Organization Costs                                            .06%
        Total Fund Operating Expenses                                                  2.31%

EXAMPLE:
                                                   1 YEAR      3 YEARS   5 YEARS     10 YEARS
                                                   ------      -------   -------     --------
        You would pay the following
        expenses on a $1,000 investment,
        assuming (1)  5% annual return and
        (2)  redemption at the end of each
        period.  The Fund does not
        charge a fee for redemptions.(2)             $58         $105     $154          $290

(1) On sales of $100,000 or more, the sales load is reduced as set forth in the section "Purchase of Shares."

(2) Redemption proceeds will be sent regular first class mail, or can be sent via overnight "express" mail (such as Federal Express), if requested, for a $20.00 service charge.

(3) The management and advisory fees paid by the Fund are higher than those paid by most mutual funds.

(4) Additional expenses which are incurred by the Fund include brokerage commissions. During the fiscal year ended June 30, 1996, all orders for the Fund's portfolio securities transactions were placed through the Distributor, and it is expected that the Advisor will continue to place such orders with the Distributor. The Distributor intends to charge the Fund $.10 per share for all portfolio transactions effected on behalf of the Fund, subject to restrictions described under "Investment Advisory and Other Services" below.

(5) Dominion Institutional Services Corporation is responsible for supervising the overall management and administration of the Fund, and receives for such services an annualized fee of 1.25% of the Fund's average daily net assets.

        The purpose of the above table is to assist investors in understanding the various costs and expenses an investor in the Fund will bear directly or indirectly. The expense information in the above table is described in greater detail in the sections "Investment Advisory and Other Services" and "Purchase of Shares." The Example assumes reinvestment of all dividends and distributions, and reflects expenses based on the "Annual Fund Operating Expenses" table as shown above carried out to future years.

THE EXPENSES SET FORTH IN THE PRECEDING TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESSER THAN THE ASSUMED AMOUNT.

                              FINANCIAL HIGHLIGHTS

        The financial highlights for the Fund have been audited by Kinder & Wyman, P.C., independent auditors, whose unqualified report thereon and other financial statements of the Fund are included in the Statement of Additional Information. A copy of the Statement of Additional Information may be obtained by shareholders as set forth on the front cover of this Prospectus.

                                                   Year Ended       Year Ended      Year Ended       Period Ended
                                                  June 30, 1996    June 30, 1995   June 30, 1994     June 30, 1993
                                                      (1)              (1)            (1)             (1)(2)
                                                  -------------    -------------   -------------     -------------
PER SHARE INCOME AND CAPITAL CHANGES
FOR A SHARE OUTSTANDING DURING THE PERIOD:

         Net asset value, beginning of period      $     13.53     $     10.24       $   10.97       $    9.79
                                                   -----------     -----------       ---------       ---------

Income From Investment Operations:

         Net investment loss                             (0.34)           (.24)           (.24)           (.18)

         Net realized and unrealized gains and
           (losses) on securities                         7.39            4.33           (0.49)           1.36
                                                   -----------     -----------       ---------       ---------

         Total income (loss) from investment
                 operations                               7.05            4.09           (0.73)           1.18
                                                   -----------     -----------       ---------       ---------

Less Distributions:

         Distributions from net realized gains           (1.54)          (0.80)           0.00            0.00
                                                   -----------     -----------       ---------       ---------

         Net asset value, end of period            $     19.04     $     13.53       $   10.24       $   10.97
                                                   -----------     -----------       ---------       ---------

Total return (3)(4)                                      54.32%          42.25%          (6.65%)         18.08%
                                                   ===========     ===========       =========       =========

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:

         Net Assets, end of period (in
           thousands)                                  $27,908          $8,089          $6,271          $5,968

         Ratio of expenses to average net                 2.31%           2.38%           2.37%           2.10%
           assets

         Ratio of net investment loss to                  2.03%           2.16%           2.01%           1.83%
           average net assets

         Portfolio turnover rate                        172.87%         210.23%         140.87%         135.40%

(1) Per share information has been calculated using the average number of shares outstanding.

(2) Financial highlights are for the period from October 27, 1992 (effective date of the Fund's Registration Statement under the Securities Act of 1933) to June 30, 1993, and, other than total return, have not been annualized.

(3)      Sales load is not reflected in total return.

(4)      Total return is annualized.

                                    THE FUND

         The Fund is a diversified, open-end management investment company, commonly known as a "mutual fund". The Fund is organized as a series of Common Stock, $.001 par value, of Dominion Funds, Inc., a Texas corporation. See "Shareholder Services and Reports." Mutual funds sell their shares to investors and invest the proceeds in a portfolio of securities. A mutual fund allows investors to pool their money with that of others in order to obtain professional investment management. Mutual funds generally make it possible for investors to obtain greater diversification of their investments and to simplify their recordkeeping.

                INVESTMENT OBJECTIVE AND POLICIES; RISK FACTORS

         INVESTMENT OBJECTIVE. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940. The only investment objective of the Fund is growth of capital. The Fund's investment objective may not be changed without shareholder approval. Under normal circumstances, the Fund may not, without shareholder approval, invest less than 65% of the Fund's total assets in equity securities which management believes have a good potential for capital growth.

         RISK FACTORS. As all investments are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors, there can be no assurance that the Fund will, in fact, achieve its objective.

         The Fund may purchase foreign securities, as described below under "Types of Securities." The Fund's investments in foreign securities can involve risks not present in domestic securities such as: currency exchange rate fluctuations; currency exchange control policies; expropriation or confiscatory taxation; difficulty in obtaining and enforcing judgments against a foreign issuer; political, economic or social instability; and less securities regulation. Foreign securities can be less liquid or more volatile than U.S. securities, and foreign accounting and disclosure standards may differ from U.S. standards. The values of foreign investments can rise or fall because of changes in currency exchange rates.

         TYPES OF SECURITIES. The Fund will invest primarily in equity securities which management believes have a good potential for capital growth. Such securities will be listed on a national securities exchange or on the NASDAQ National Market, and will be selected principally on the basis of evaluation of factors such as asset value, cash flow, and earnings per share that indicate fundamental investment value of the security. Fundamental investment value also is determined by an analysis of a company's revenues, earnings and dividend records, and its future growth prospects, although all factors may not be positive on each investment.

         Investments may be made in both domestic and foreign companies. While the Fund has no present intention to invest any significant portion of its assets in foreign securities, it reserves the right to invest not more than 10% of the value of its net assets at the time of purchase in the securities of foreign issuers and obligors. Such securities will be purchased solely through United States Dollar denominated American Depository Receipts (ADRs), which are publicly traded in the United States. ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for most ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

         Although the Fund's assets are and will be invested primarily in equity securities at most times, U.S. Government securities, high grade commercial paper, corporate bonds and debentures, preferred stocks or certificates of deposit of commercial banks may be held when, in the Advisor's judgment, a temporary defensive position is warranted, or so that the Fund may receive a return on its idle cash. While the Fund maintains a temporary defensive position, investment income will increase and may constitute a larger portion of the return on the Fund. (See "Distributions and Taxes.")

         PORTFOLIO TURNOVER POLICY. The Fund intends to continue its policy of purchasing securities for capital growth. However, the Fund will seek, on a limited basis, to realize profits by anticipating short-term market movements, and the rate of portfolio turnover will not be a limiting factor when management deems changes appropriate. If the Advisor is satisfied with the performance of a security and anticipates continued appreciation, the Fund generally will retain such security. The annual portfolio turnover of the Fund may exceed 100%, and it may be substantially higher in some years when the Advisor views changes in the portfolio as advantageous to the Fund. An annual portfolio turnover rate of 100% would occur, for example, if all of the Fund's portfolio securities were replaced once in a period of one year. Increased portfolio turnover necessarily results in correspondingly higher brokerage costs which the Fund must pay, and may result in accelerated realization of capital gains for federal income tax purposes.

         INVESTMENT RESTRICTIONS. The Fund is subject to certain investment restrictions and policies which are fundamental policies of the Fund, and which may not be changed without approval of the shareholders of the Fund. These investment restrictions and policies are described in the Statement of Additional Information. In particular, the Fund may not purchase the securities of any issuer (except U.S. Government securities) if immediately after and as a result of such purchase the value of the Fund's holding in the securities of that issuer exceeds 5% of the value of the Fund's total assets. In addition, the Fund is restricted from concentrating its investments in any particular industry and from purchasing or selling real estate, oil and gas, or interests therein, and is limited with respect to its ability to purchase securities of any company with less than three years of continuous operations or investments which are not readily marketable.

                     INVESTMENT ADVISORY AND OTHER SERVICES

         The Fund has an Investment Advisory Agreement (the "Advisory Agreement") with Insight Capital Management, Inc. (the "Advisor"), whose address is 1656 North California Blvd., Suite 300, Walnut Creek, California 94596, to act as its investment advisor. The Advisor provides the Fund with investment advice and recommendations for the Fund consistent with its investment objective, policies and restrictions, and supervises the purchase and sale of security transactions on behalf of the Fund. For such services, the Advisor receives an annual fee of 1.0% of the Fund's average daily net assets, computed daily and paid on a monthly basis. This fee is higher than that paid by most mutual funds.

         The Advisor also serves as investment adviser to certain private accounts. The Advisor has no previous experience in advising a mutual fund, other than to advise the Fund since the inception of the Fund. James O. Collins, Chairman, CEO, Portfolio Manager and sole owner of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio and has been since the inception of the Fund. Mr. Collins has served in such capacity with regard to the Advisor since founding the Company in 1983. Mr. Collins has served as Chairman, CEO and Portfolio Manager of Insight Capital Research and Management, Inc. since founding the Company in 1988.

         The business and affairs of the Fund are managed under the direction of the Board of Directors of the Company. Subject to their authority, the Advisor is responsible for supervising the Fund's investments and for conducting its investment program, and in connection therewith performing or causing to be performed by others the following services: (i) furnishing to the Fund investment advice and recommendations, and (ii) supervising the purchase and sale of securities as directed by appropriate Fund officers.

         The Fund has an Administration Agreement with Dominion Institutional Services Corporation (the "Administrator"), whose address is 5000 Quorum Drive, Suite 620, Dallas, Texas 75240. Pursuant to the Administration Agreement, and subject to the authority of the Board of Directors of the Company, the Administrator is responsible for the administration of the Fund and overall management of the Fund's business affairs. The Administrator provides all services required to carry on the Fund's general administrative and corporate affairs. These services include furnishing all executive and managerial personnel, office space and equipment, and federal and state regulatory compliance. For its services, the Administrator receives an annual fee of 1.25% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

         Fund Services, Inc. serves as transfer agent for the purpose of recording the transfer, issuance and redemption of shares of the Fund, transferring shares of the Fund, disbursing dividends and other distributions to shareholders, mailing shareholder information and receiving and responding to various shareholder inquiries. Commonwealth Fund Accounting, Inc., an affiliate of Fund Services, Inc., provides accounting services to the Fund. All costs associated with such services performed by Fund Service, Inc. and Commonwealth Fund Accounting, Inc., are borne by the Administrator.

         In addition to the fees to be paid to the Advisor and the Administrator, the Fund pays all broker commissions in connection with its portfolio transactions, together with all other expenses incurred by the Fund except to the extent such other expenses are required to be paid by the Administrator. In this connection, the Administrator has agreed, pursuant to the Administration Agreement, to assume all expenses (hereafter defined) of the Fund. Expenses as defined are normal operating expenses, but exclude fees paid to the Advisor and the Administrator, broker commissions in connection with the Fund's portfolio transactions, interest, taxes, litigation and indemnification costs, and annual distribution plan expenses, if any. The Administrator reserves the right to terminate or revise this policy.

         The Fund has entered into a Distribution Agreement with Dominion Capital Corporation (the "Distributor"), 5000 Quorum Drive, Suite 620, Dallas, Texas 75240, pursuant to which the Distributor performs services and bears the expenses relating to the offering of Fund shares for sale to the public. As compensation for the services provided and expenses borne by the Distributor, the Fund pays the Distributor the sales charges described in the section "Purchase of Shares."

         During the fiscal year ended June 30, 1996, all orders for the Fund's portfolio securities transactions were placed through the Distributor, and it is expected that the Advisor will continue to place such orders with the Distributor. The Distributor intends to charge the Fund $.10 per share for all portfolio transactions effected on behalf of the Fund. With respect to securities traded on a stock exchange, such commissions are subject to the requirement that they be reasonable and fair compared to commissions received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. With regard to securities traded over-the-counter, such commissions are subject to a maximum amount of 1% of the purchase or sale price of the securities. It is expected that most of the Fund's securities trades will be placed in the over-the-counter market. Although the Advisor is generally required to effect execution of the Fund's securities transactions at the most favorable price, the Advisor may take various additional factors into consideration, including, with respect to the Distributor, the fact that the Distributor has sold or is selling shares of the Fund. Accordingly, the prices to the Fund for its portfolio trades effected through the Distributor may be less favorable than those available from unaffiliated broker-dealers, or than prices that could be obtained by placing the trades directly with the market maker. The Board of Directors of the Company has allowed portfolio transactions to be directed to the Distributor based on its determination that the Fund is receiving "best price and execution" with respect to such transactions, taking into account such factors as the Board deems appropriate.

         C. Dewey Elliott and Douglas W. Powell each owns approximately 42.5% of the outstanding stock of the Distributor and 50% of the outstanding stock of the Administrator. James O. Collins owns 100% of the outstanding stock of the Advisor.

                                  PERFORMANCE

         During the fiscal year ended June 30, 1996, the Fund experienced a total return of 54.32%. In addition, a capital gains distribution of $1.54 per share was paid during the fiscal year, which is not taken into account in the foregoing return calculation. Such return is attributable largely to the performance of high-technology stocks in which the Fund invested.

         From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Changing Times, Fortune, or Institutional Investor. In addition, the Fund may compare its performance to that of recognized stock market indicators, including the NASDAQ Composite Index, the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average. The Fund may also advertise total return information which does not reflect deduction of the sales charge.

         The line graph below compares the initial account value and subsequent account values for the Fund at the end of each of the periods indicated to the same investment over the same periods in the NASDAQ Composite Index. The graph assumes an initial $10,000 investment beginning October 30, 1992 and, in the case of the investment in the Fund, net of the Fund's sales load. The Fund's registration statement became effective on October 27, 1992.

         The average annual total return table below shows average annual total return for the Fund for the periods indicated. The table assumes an intitial investment, net of sales load, beginning October 27, 1992.



                                    [GRAPH]

                                    10/27/92     6/30/93    6/30/94    6/30/95    6/30/96
Dominion Insight Growth Fund          $9,650     $10,813    $10,094    $14,358    $22,158
NASDAG Composite Index               $10,000     $11,209    $10,974    $14,511    $18,421

Average Annual Total Return
July 1, 1995 to June 30, 1996: 54.32%
October 27, 1992 to June 30, 1996: 35.35%


---------------------

         Performance figures are based on historical results and are not intended to be indicative of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.


                               PURCHASE OF SHARES

         The Fund's shares are continuously offered through Dominion Capital Corporation (the "Distributor"), the Fund's distributor, which is located at 5000 Quorum Drive, Suite 620, Dallas, Texas

75240. Shares are also offered through members of the National Association of Securities Dealers, Inc. ("NASD") who are acting as securities dealers ("dealers") and through NASD members or eligible non-NASD members who are acting as brokers or agents for investors ("brokers"). Purchases are effective at the next determined net asset value after the purchase order and accompanying payment of the public offering price for shares are received and accepted by the Fund. Brokers and dealers are responsible for promptly transmitting orders to the Distributor. The Fund reserves the right to suspend or terminate the continuous public offering at any time and without prior notice. The minimum initial and subsequent investment are $5,000 and $100, respectively (inclusive of the applicable sales charge). In its discretion, the Fund may allow investments for less than the minimum amounts.

         All orders to purchase shares are subject to acceptance by the Fund, are not binding until so accepted, and are subject to ultimate collectibility of funds. The Fund ordinarily will not open an account unless the tax identification or social security number of the beneficial owner has been provided on the application to the Fund or is otherwise certified by the authorized dealer through which an account may be opened. The Fund may decline to accept a purchase order when in the judgment of management the acceptance of an order is not in the best interest of existing Fund shareholders.

         PUBLIC OFFERING PRICE. The public offering price is the net asset value per share determined at the close of business of the New York Stock Exchange next occurring after the purchase order and accompanying payment for the shares are received and accepted by the Fund, plus the applicable sales charge. All orders must be mailed to the Distributor by dealers or investors. Wire or telephone orders will not be accepted. The net asset value per share is determined in the manner described below (see "Net Asset Value").

         NET ASSET VALUE. The net asset value of Fund shares is determined once daily as of the close of business of the New York Stock Exchange (the "Exchange") each day the Exchange is open, and at such other times as the Fund may determine. The per share net asset value of the Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. In determining net asset value, securities are valued at market value. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith by the Advisor under the supervision of the Board of Directors.

         SALES CHARGE. Sales charges on purchases of less than $100,000 amount to 3.50% of the public offering price (3.63% of the net amount invested). Sales charges are reduced on transactions greater than $100,000 as follows:

                              Sales Charge       Reallowance         Sales Charge
                              as % of            to Dealers          as % of
                              Offering           as a % of           Amount
                              Price              Offering Price      Invested
                              -------------      --------------      ------------
Less than $100,000            3.50%              3.00%               3.63%

$100,000 but less than        2.50%              2.00%               2.56%
$200,000

$200,000 or more              1.50%              1.00%               1.52%

         From time to time, the Distributor may reallow up to the entire amount of the applicable sales charge, as shown in the above table, to selected dealers and brokers who sell Fund shares. During periods when substantially the entire sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Fund receives the entire net asset value of all shares sold. The Distributor retains the sales charge from which it allows discounts from the applicable public offering price to dealers and brokers which are uniform for all dealers and brokers in the United States and its territories. The maximum reallowance on single sales of less than $100,000 will normally be 3.0%. The Distributor may also pay amounts equal to the applicable reallowance, as shown in the above table, to selected institutions to compensate such institutions for their services in connection with the purchase of Fund shares and servicing of shareholder accounts.

         The above scale is applicable to purchases of shares of the Fund made at one time by any "purchaser", which includes: (i) an individual, his spouse and children under the age of 21, and (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account (including pension, profit-sharing and other employee benefit trusts qualified under Section 401 of the Internal Revenue Code of 1986) although more than one beneficiary is involved.

         LETTER OF INTENT. The above scale also is applicable to aggregate purchases of $100,000 or over (excluding any reinvestment of dividends and capital gains distributions) made by a purchaser, as defined above, within a 13-month period pursuant to a Letter of Intent. For example, a person who signs a Letter of Intent providing for a total investment in Fund shares of $100,000 over a 13-month period would be charged at the 2.50% sales charge rate with respect to all purchases during that period. Should the amount actually purchased during the 13-month period be more or less than that indicated in the Letter, an adjustment in the sales charge will be made. A purchase not made pursuant to a Letter of Intent may be included thereunder if the Letter is signed within 90 days of such purchase. Any shareholder may also obtain the reduced sales charge by including the value (at the current offering price) of all his shares in the Fund held of record as of the date of his Letter of Intent as a credit toward determining the applicable scale of sales charge for the shares to be purchased under the Letter of Intent.

         By signing a Letter of Intent, an investor authorizes the transfer agent to restrict shares having a purchase price of 3.50% of the minimum dollar amount specified in the Letter of Intent; that is, these shares cannot be redeemed by the shareholder until the Letter of Intent is satisfied or the additional sales charges have been paid. These shares can be redeemed by the Fund to adjust the sales charge which might result from a difference in the amount intended to be invested from the amount actually invested. In any retroactive reduction in sale charge, the amount of the reduction either will be delivered to the shareholder or invested in additional shares at the lower charge, as directed by the shareholder. A Letter of Intent is not a binding obligation upon the investor to purchase, nor the Fund to sell, the full amount indicated.

         RIGHT OF ACCUMULATION. The above scale also applies to current purchases of shares of the Fund by a purchaser, as defined above, where the aggregate quantity of shares of the Fund previously purchased or acquired and then owned, determined at the current net asset value at the time of the subsequent purchase, plus the shares being purchased, amount to more than $100,000, provided the Distributor is notified by such person or his dealer each time a purchase is made which would so qualify.

         CERTAIN PURCHASES. Shares of the Fund may be sold at net asset value per share without a sales charge, if such shares are purchased for investment purposes and may not be resold except to the Fund, to: (a) directors, officers, full-time employees or sales representatives of the Company, the Administrator, the Advisor, the Distributor or any of their affiliates; (b) directors, officers, full-time employees and sales representatives of any broker-dealer having a sales agreement with the Distributor; (c) any trust, pension, profit-sharing or other benefit plan for any of the foregoing persons; or (d) any members of the immediate family (i.e., spouse, children, siblings, parents and parents-in- law) of any of the foregoing persons. Any person who on or after October 1, 1992, was eligible to purchase shares of the Fund at net asset value pursuant to (a) through (d) above, who subsequently became ineligible, may continue to purchase shares at net asset value for accounts opened prior to such ineligibility. The Fund reserves the right to modify or eliminate this privilege at any time.

         CONFIRMATIONS AND CERTIFICATES. After every account transaction, a shareholder receives a statement showing the details of the transaction, the number of shares held, and a record of transactions since the beginning of the year. Shares purchased are ordinarily in non-certificated form. Certificates representing shares owned are not delivered to the shareholder unless requested in writing from the transfer agent. No certificate is issued for fractional shares and no certificate is issued to a shareholder who would thereafter hold a certificate or certificates representing in the aggregate less than 30 shares (except in connection with sales or transfers of shares represented by certificates already outstanding). Certificates are issued only in like registration to that of the account. Certificates may be returned to the transfer agent at any time and the shares represented by the certificate will be credited to the shareholder's account. No charge is made for this safekeeping service.

         INVESTMENTS BY TAX-SHELTERED RETIREMENT PLANS. Shares of the Fund are available for purchase in connection with certain types of tax-sheltered retirement plans, including:

         *Individual Retirement Accounts (IRAs) for individuals.
         *Simplified Employee Pension Plans (SEPs) for employees.
         *Qualified plans for self-employed individuals.
         *Qualified corporate pension and profit-sharing plans for employees.

         The purchase of shares of the Fund may be limited by the plans' provisions and does not itself establish such plans.

         Shareholders considering purchasing any Fund shares in connection with a retirement plan should consult with their attorney or tax advisor with respect to plan requirements and tax aspects pertaining to the shareholder.

                              REDEMPTION OF SHARES

         REDEMPTION OF SHARES. Shareholders of the Fund may require the Fund to redeem their shares at any time at a price equal to the net asset value per share next determined following receipt of a valid redemption request by the Fund. Payment is normally made within seven days of the Fund's receipt of a valid redemption request, as described below. The value of Fund shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the Fund's net assets at the time of redemption. Shares are normally redeemed for cash, except under unusual circumstances as described in the Statement of Additional Information under the heading "Redemption of Shares". Redemption proceeds are sent regular first class mail, or can be sent via overnight "express" mail (such as Federal Express), if requested, for a $20 service charge. A shareholder can pay the $20 by check or simply request that the charge be deducted from his account or the proceeds of such redemption. The transfer agent can only provide this service when mailing to street addresses.

         To redeem shares, the shareholder must send to Dominion Insight Growth Fund, 5000 Quorum Drive, Suite 620, Dallas, Texas 75240, a written redemption request, together with any outstanding certificates representing the shares to be redeemed, endorsed by the registered owner or owners, with signatures guaranteed, if required. If no certificates have been issued for the shares to be redeemed, a written request for redemption signed by the registered owner or owners of such shares must be sent to the Fund. Signature guarantees are not required for redemptions of $10,000 or less, so long as payment is to be sent to the shareholder of record at the address of record. If the redemption proceeds (regardless of amount) are to be sent to an address other than the address of record, a signature guarantee will be required. All required guarantees of signatures must be made by a national or state bank or by a member firm of a national stock exchange. If shares are held of record in the name of a corporation, partnership, trust or fiduciary, evidence of the authority of the person seeking redemption will be required before the request for redemption is accepted, including redemptions under $10,000. If shares have been purchased by check or other means that are subject to final collection, the Fund does not make redemption proceeds available until such purchase has cleared the shareholder's bank, which could take up to 15 days or more. For additional information, shareholders may call the Fund at (800) 687- 9494.

         Redemption may be suspended or payment postponed during any period in which the Exchange is closed (except on weekends or customary holidays) or trading on the Exchange is restricted, or during periods of an emergency or other periods during which the Securities and Exchange Commission permits such suspension.

         An investor who has redeemed all or part of his shares of the Fund may reinvest all or part of the redemption proceeds, without a sales commission, if he sends a written request to the Fund or its transfer agent not more than 30 days after his shares were redeemed. The redemption proceeds will be so reinvested on the basis of the net asset value of the shares in effect immediately after receipt of the written request. This reinvestment privilege may be exercised only once by an investor upon redemption of his shares of the Fund. Any gain recognized as a result of such redemption will be taxable; if redemption resulted in a loss and reinvestment is made in shares of the Fund, the loss will not be recognized.

         SMALL ACCOUNTS. Because of the high cost of maintaining small accounts, the Fund reserves the right to redeem shares in any account and pay the proceeds to the shareholder if, due to redemptions, the account balance falls below $500, and the account reflects no purchases of shares, other than through reinvestments of dividends or capital gains, during the 60 days prior to the mailing of the notice of intent to redeem. The Fund will give written notice of intent to redeem 60 days prior to any such redemption. During the 60-day period following mailing of such notice, such notified shareholder may increase the value of his account through additional purchases and avoid involuntary redemption. A notice of intent to redeem will not be sent to shareholders earlier than 24 months after establishment of an account.

                            DISTRIBUTIONS AND TAXES

         DISTRIBUTION PAYMENT POLICY. The Fund intends to pay dividends at least annually out of substantially all of its investment income (minus certain required adjustments) and to make distributions at least annually of any "net capital gains". Distributions reflecting capital gains realized during each fiscal year ended June 30 normally will be declared and paid in the subsequent fiscal year.

         Checks will be made payable and sent by first class mail to each shareholder's address of record unless otherwise requested on the application or by a separate written request. Any checks which are unable to be delivered and are returned to the Fund will be reinvested for such shareholder's account in full or fractional shares at the net asset value next computed after the check has been received by the transfer agent. To reduce costs to the Fund, checks outstanding and uncashed ("stale") for over 180 days may be "stop-paid" and reinvested back into the account from which they were paid at the discretion of the Fund.

         REINVESTMENT OF DISTRIBUTIONS. All income dividends and capital gains distributions, if any, will be reinvested automatically in additional shares of the Fund, without a sales charge, at the net asset value per share determined as of the next business day following the record date for each investor who does not elect on his account application to receive dividends and capital gains in cash. Checks for cash dividends and distributions and reinvestment confirmations are usually mailed to shareholders within ten days of the record date. Shareholders may change their option any time before the record date of any distribution by writing to Dominion Insight Growth Fund, 5000 Quorum Drive, Suite 620, Dallas, Texas 75240.

         TAX INFORMATION. The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and diversification of its assets. If the Fund so qualifies and if it distributes to its shareholders at least 90% of its net investment income (which includes net short term capital gains, but not net capital gains, which are the excess of net long-term capital gains over net short-term capital losses), it will not be required to pay federal income taxes on the income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to its shareholders provided that the Fund meets the requirements under the Code for a corresponding capital gains dividend paid deduction. As a Texas corporation, the Fund will not be subject to any corporate franchise taxes in Texas as long as it qualifies as an open-end investment company as defined in the Investment Company Act of 1940.

         Distributions of the Fund's net investment income are taxable to shareholders (other than those exempt from income tax) as ordinary income whether received in shares or in cash. Shareholders who receive distributions in the form of additional shares will have a basis for federal income tax purposes in each such share equal to the fair market value thereof on the reinvestment date. Distributions of the Fund's net capital gains ("capital gains dividends") are taxable to shareholders (other than those exempt from income tax) as long-term capital gains regardless of the length of time the shares of the Fund have been held by such shareholders. Distributions in excess of the Fund's earnings and profits, such as distributions of principal, first will reduce the adjusted tax basis of shareholders and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming such shares are held as a capital asset). The Fund will inform shareholders of the source and tax status of such distributions promptly after the close of each calendar year.

         Presently under the Code, individuals are subject to a maximum rate for income tax purposes of 28% on net long- term capital gains. The maximum rate of 28% will apply to both capital gains distributions from mutual funds to individual shareholders and to net long-term gains on the disposal of mutual fund shares by individual shareholders.

         To the extent that dividends paid by the Fund are attributable to certain types of dividends it receives on its investment assets, dividends paid by the Fund will qualify for the dividends received deduction for corporations.

         Redemption or resale of shares of the Fund is a taxable transaction for federal income tax purposes. Redeeming shareholders recognize gain or loss in an amount equal to the difference between their basis in such redeemed shares of the Fund and the amount received. If such shares are held as a capital asset, the gain or loss is a capital gain or loss and will generally be long-term if such shareholders have held their shares for more than one year. Any loss realized on shares held for six months or less is be treated as long-term capital loss to the extent of any amounts received by the shareholder as capital gains dividends with respect to such shares.

         For most types of accounts, the transfer agent will report the proceeds of any redemptions to shareholders and the Internal Revenue Service annually. Shareholders should keep regular account statements to use in determining the gain or loss on the sale of Fund shares.

         The Fund's ability to dispose of portfolio securities may be limited by the requirement for qualification as a regulated investment company that less than 30% of the Fund's gross income be derived from the disposition of securities held for less than three months.

         In order to avoid a 4% excise tax the Fund is required to distribute by December 31 of each year at least 98% of its net investment income for such year and at least 98% of its capital gain net income (computed on the basis of the one-year period ending on October 31 of such year), plus any required distribution amounts that were not distributed in previous taxable years. For purposes of the excise tax, any net investment income or capital gain net income retained by, and taxed in the hands of, the Fund is treated as having been distributed.

         Although dividends generally are treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such months and paid in January of the following year are treated as having been distributed by the Fund and received by the shareholders on December 31 of the year in which the dividend was declared. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as having been paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders are treated as having received such dividends in the taxable year in which the distribution is actually made.

         Statements as to the tax status of each shareholder's dividends and distributions are mailed annually. Each shareholder will also receive, as applicable, various written notices after the close of the Fund's taxable year (i.e., after each June 30th) with respect to certain dividends or distributions that were paid by the Fund to its shareholders during the Fund's prior taxable year.

         To avoid being subject to a 31% federal withholding tax on dividends, capital gains and proceeds of redemption, shareholders must furnish the Fund with their taxpayer identification number and certify in writing that the number furnished is correct and that they are not subject to backup withholding. The appropriate number may be furnished and certified on the application to purchase Fund shares or on IRS Form W-9. To avoid the additional expense and burden of withholding taxes on dividends, the Fund may involuntarily redeem any accounts for which certified taxpayer identification numbers have not been furnished within 60 days of the initial purchase of shares in those accounts. Foreign shareholders, including shareholders who are nonresident aliens, may be subject to U.S. withholding tax on certain distributions (whether received in cash or in shares) at a rate of 30% or such lower rate as prescribed by any applicable treaty.

         The federal income tax discussion set forth above is for general information only. Prospective investors should consult their own advisors regarding the specific federal tax consequences to them of holding and disposing of shares, as well as the effects of state, local and foreign tax laws.

                        SHAREHOLDER SERVICES AND REPORTS

         Fund Services, Inc., 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229, transfer agent for the Fund, performs bookkeeping, data processing and administrative services related to the maintenance of shareholder accounts. When an initial investment is made in the Fund, an account will be opened for each shareholder on the Fund's books and shareholders will receive a confirmation of the opening of the account. Shareholders receive monthly statements giving details of all activity in their account and also receive a statement whenever an investment or withdrawal is made in or from their account. Information for federal income tax purposes will be provided at the end of the year.

         Shareholders receive annual and semiannual reports with financial statements, as well as proxy statements for shareholders' meetings, if any.
The Fund is a series of Common Stock, $.00l par value per share, of Dominion Funds, Inc., a Texas corporation formed on June 5, 1992. The Fund's operations are governed by Articles of Incorporation, a copy of which is on file with the Secretary of State of Texas. The Fund is managed by its Board of Directors pursuant to the Articles of Incorporation. The Articles of Incorporation permit the Board of Directors to issue an unlimited number of shares of Common Stock with respect to the Fund. To date, the Fund is the only series of capital stock of the Company, although the Board of Directors is empowered to designate other series. Shares of the Company entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. The Fund does not intend to hold annual meetings of shareholders, unless required to do so by the 1940 Act or Texas corporate law. A meeting will be called for the election of directors upon the written request of holders of 10% of the Fund's outstanding shares. Shareholders have neither preemptive rights nor cumulative voting rights. The Company will assist such holders in communicating with other shareholders of the Fund to the extent required by the Investment Company Act of 1940. More detailed information concerning the Fund and the Company is set forth in the Statement of Additional Information.

         Any inquiries by shareholders relating to the Fund may be made by calling or writing Fund Services, Inc. at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229 or at (800) 628-4077.

                   INSTRUCTIONS REGARDING BACKUP WITHHOLDING

         You may be, or may have been, notified that you are subject to backup withholding under Section 3406(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), because you have underreported interest or dividends or you were required to but failed to file a return which would have included a reportable interest or dividend payment. IF YOU HAVE BEEN SO NOTIFIED AND YOU HAVE NOT RECEIVED A SUBSEQUENT NOTICE FROM THE INTERNAL REVENUE SERVICE ADVISING YOU THAT BACKUP WITHHOLDING HAS BEEN TERMINATED, YOU MUST STRIKE OUT THE LANGUAGE ON THIS APPLICATION FORM CERTIFYING THAT YOU ARE NOT SUBJECT TO BACKUP WITHHOLDING.

         Caution: There are other situations where you may be subject to backup withholding. Please read these instructions carefully.

BACKUP WITHHOLDING

         The Fund must generally withhold 31% of taxable interest, dividends, and certain other payments including redemptions if you are subject to backup withholding. You are subject to backup withholding if:

         (1) You fail to furnish your taxpayer identification number to the Fund, OR
         (2) The Internal Revenue Service notifies the Fund that you furnished an incorrect taxpayer identification number, OR
         (3) You are notified that you are subject to backup withholding (under Section 3406(a)(1)(C) of the Code), OR
         (4) You fail to certify to the Fund that you are not subject to backup withholding under (3) above, or fail to certify your taxpayer identification number.

         To prevent backup withholding on these payments be sure to notify the Fund of your correct taxpayer identification number and properly certify that you are not subject to backup withholding under Section 3406(a)(1)(C) of the Code. You should use this application form for this purpose.

         If you are subject to backup withholding and you strike out the language on this application form certifying that you are not subject to backup withholding, you should nonetheless provide your correct taxpayer identification number to the Fund and certify that it is correct.

TAXPAYER IDENTIFICATION NUMBER

         The taxpayer identification number is the social security number or employer identification number of the record owner of the account. If the account belongs to you as an individual, give your social security number. If you have any questions about what number to provide, contact the Distributor at the address or telephone number set forth at the top of this application form.

         Certain entities and certain payments are exempted from backup withholding. If you think you may be exempt, contact the Distributor at the address or telephone number set forth at the top of this application form.

         If you do not have a taxpayer identification number or you do not know your number, obtain Form SS-5, Application for a Social Security Number Card, or Form SS-4, Application for Employer Identification Number, at the local office of the Social Security Administration or the Internal Revenue Service and apply for a number. Write "applied for" in place of your number. When you get a number, submit a new application form to the Fund. If you do not provide your taxpayer identification number to the Fund within 60 days, backup withholding will begin and continue until you furnish your taxpayer identification number to the Fund.

         You may be subject to penalties if you fail to furnish your taxpayer identification number, provide false information or falsify information with respect to backup withholding.

                                  APPLICATION
MAIL APPLICATION TO:
Fund Services, Inc.
1500 Forest Avenue, Suite 111
Richmond, Virginia  23229
(800) 628-4077

-------------------------------------------------------------------------------
1        ACCOUNT REGISTRATION

DOMINION INSIGHT GROWTH FUND
Minimum Initial Investment: $5,000
Minimum Subsequent Investment: $100
(In its discretion, the Fund may allow investments for less than the minimum amounts.)
Enclosed is a check payable to the Dominion Insight Growth Fund in the amount of $
                  ------------

          Shares in the account(s) listed below should be --------- combined with this investment for Right of Accumulation.

----------------------------------         ---------------------------------

----------------------------------         ---------------------------------

          Retirement account for self-directed plans only.
---------

A.       INDIVIDUAL OR JOINT TENANTS



-------------------------------------------------------------------------------
First            Middle           Last                   Social Security Number


-------------------------------------------------------------------------------
First            Middle           Last                   Social Security Number
Registration will be "Joint Tenants with Right of Survivorship" unless otherwise specified here:

-------------------------------------------------------------------------------

B.       OTHER

Corporation, Partnership, Trust (including IRA or other retirement plan), etc.

-------------------------------------------------------------------------------
Tax Identification Number

-------------------------------------------------------------------------------
Name(s) of Trustees/Beneficiary(ies) to be Included in Registration

-------------------------------------------------------------------------------
Date of Trust Agreement

C.       GIFT TO MINORS

                                  Custodian for
-------------------------------------------------------------------------------
Custodian (Only One Allowed)               Minor (Only One Allowed)
under the ______________ Uniform Gifts to Minors Act
              State

-------------------------------------------------------------------------------
(Minor's Social Security Number)

D.  ADDRESS


-------------------------------------------------------------------------------
Street or P. O. Box                                  Telephone (During the Day)

-------------------------------------------------------------------------------
City             State                     Zip                   Citizen of



-------------------------------------------------------------------------------
2        LETTER OF INTENT

If $100,000 or more will be invested over a 13-month period, check the box beside the amount of the intended investment. A reduced sales charge will be granted, subject to the terms and conditions set forth in the prospectus.

_____    $100,000 to $199,999
_____    $200,000 or more
_____    A previous purchase in the Dominion Insight Growth Fund has been made within 90 days and I wish to include it as part of my LOI. The account number of such purchase is ____________________.



-------------------------------------------------------------------------------
3        DISTRIBUTIONS

All distributions are reinvested in shares of the Fund unless you elect otherwise.

____     All distributions will be paid in cash.
____ Dividends will be paid in cash and capital gains distributions reinvested.
____ Payment Order. Dividends and redemptions should be paid to the following person(s) rather than the registered owner. Make checks payable to:


-------------------------------------------------------------------------------
Name(s)

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Address


-------------------------------------------------------------------------------
City                      State                             Zip

-------------------------------------------------------------------------------
4        SIGNATURE AND BACKUP WITHHOLDING CERTIFICATE

I certify that I am of legal age and have received and read the Fund's current prospectus. Under penalty of perjury, I certify that (1) the taxpayer identification number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me) and (2) I am not subject to backup withholding either because I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding.


------------------------------------------------   --------------------------
Signature                                          Date


-------------------------------------------------------------------------------
Signature Guarantee
(If required)


------------------------------------------------   --------------------------
Joint Owner                                        Date

You must cross out item (2) above if you have been notified by the IRS that you are subject to backup withholding due to notified payee underreporting, and if you have not been notified by the IRS advising you that backup withholding due to notified payee underreporting has terminated.



-------------------------------------------------------------------------------
5        DEALER INFORMATION Completed By Selling Firm


-------------------------------------------------------------------------------
Name of Firm


-------------------------------------------------------------------------------
Branch Office Address



-------------------------------------------------------------------------------
City                      State                    Zip



-------------------------------------------------------------------------------
Telephone


-------------------------------------------------------------------------------
Account Executive Last Name and Representative Number

Investment Advisor

Insight Capital Management, Inc.
1656 North California Boulevard, Suite 300
Walnut Creek, California 94596


Administrator                                                         Directors

Dominion Institutional Services Corporation                   Douglas W. Powell
5000 Quorum Drive, Suite 620                              C. Dewey Elliott, III
Dallas, Texas 75240                                        Robert H. Spiro, Jr.
                                                           Peter R. Goldschmidt
Distributor                                                 Allen B. Clark, Jr.

Dominion Capital Corporation
5000 Quorum Drive, Suite 620
Dallas, Texas 75240


Custodian                                                              Officers

May Financial Corporation                                    Douglas W. Powell,
8333 Douglas Avenue, Suite 400                               Chairman and Chief
Dallas, Texas  75225                                          Executive Officer

Transfer Agent                                           C. Dewey Elliott, III,
                                                                      President
Fund Services, Inc.
1500 Forest Avenue, Suite 111
Richmond, Virginia 23229

Independent Auditors

Kinder & Wyman, P.C.
Certified Public Accountants
511 E. John Carpenter Freeway
Suite 200
Irving, Texas 75062-3920

Legal Counsel

Frederick C. Summers, III
A Professional Corporation
Attorney at Law
3700 Bank One Center
1717 Main Street
Dallas, Texas  75201

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, the Advisor, or the Distributor. This Prospectus does not constitute an offer by the Fund to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund to make such an offer in such jurisdiction.


                               TABLE OF CONTENTS

                                           Page
                                           ----
Prospectus Summary                           2
Fund Expenses                                3
Financial Highlights                         4
The Fund                                     5
Investment Objective and Policies;
  Risk Factors                               5
Investment Advisory And
  Other Services                             7
Performance                                  9
Purchase Of Shares                          11
Redemption of Shares                        13
Distributions And Taxes                     14
Shareholder Services and Reports            16



                         -------------------------------


                              THE DOMINION INSIGHT

                                  GROWTH FUND


                         -------------------------------


                                   PROSPECTUS

                                October 29, 1996

                          DOMINION CAPITAL CORPORATION
                               5000 Quorum Drive
                                   Suite 620
                              Dallas, Texas 75240

                      STATEMENT OF ADDITIONAL INFORMATION

                                OCTOBER 29, 1996


                          DOMINION INSIGHT GROWTH FUND
                          5000 Quorum Drive, Suite 620
                              Dallas, Texas 75240
                   Telephone (214) 385-9595 or (800) 880-1095
                      for Shareholder Account Information

        Dominion Insight Growth Fund (the "Fund") is a diversified open-end mutual fund that seeks only capital appreciation. The Fund will invest primarily in equity securities which the investment advisor believes have a good potential for capital growth. When the investment advisor believes that prevailing market conditions dictate a temporary defensive position, however, the Fund may invest its assets in U.S. Government securities and other senior securities or in short-term interest bearing securities.

        This Statement of Additional Information is not a Prospectus, and should be read in conjunction with the Prospectus dated October 29, 1996, which may be obtained free of charge from the Fund at the above address or by calling the above telephone number. This Statement of Additional Information contains additional and more detailed information about the Fund's operations and activities than that set forth in the Prospectus.

                          DOMINION INSIGHT GROWTH FUND
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

The Fund and the Company  . . . . . . . . . . . . . . . . . . . . . . . . .   1

Investment Policies and Restrictions  . . . . . . . . . . . . . . . . . . .   1

Management and Advisory Services  . . . . . . . . . . . . . . . . . . . . .   4

Portfolio Transactions and Brokerage  . . . . . . . . . . . . . . . . . . .   6

Executive Officers and Directors  . . . . . . . . . . . . . . . . . . . . .   7

Purchase of Shares of the Fund  . . . . . . . . . . . . . . . . . . . . . .  10

Net Asset Value Determination . . . . . . . . . . . . . . . . . . . . . . .  10

The Distributor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11

Redemption of Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . .  11

Income Dividends, Capital Gains and Distributions . . . . . . . . . . . . .  12

Custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12

Legal Counsel and Independent Auditors  . . . . . . . . . . . . . . . . . .  12

Registration Statement  . . . . . . . . . . . . . . . . . . . . . . . . . .  13

Independent Auditor's Report  . . . . . . . . . . . . . . . . . . . . . .   F-1

Statement of Assets and Liabilities (June 30, 1996) . . . . . . . . . . .   F-2

Investments in Securities (June 30, 1996) . . . . . . . . . . . . . . . .   F-3

Statement of Operations (Year ended
  June 30, 1996)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   F-5

Statement of Changes in Net Assets (Years ended
  June 30, 1996 and 1995)   . . . . . . . . . . . . . . . . . . . . . . .   F-6

Notes to Financial Statements (June 30, 1996) . . . . . . . . . . . . . .   F-7

                            THE FUND AND THE COMPANY

        The Fund is an open-end diversified management investment company. The Fund is a series of shares of common stock, $.00l par value, of Dominion Funds, Inc. (the "Company"), which was formed as a Texas corporation on June 5, 1992. The Articles of Incorporation of the Company permit the Board of Directors of the Company to designate one or more series of common stock, each series to have such relative rights and privileges as the Board of Directors shall determine. The only series currently designated is the Fund. The directors are also empowered by the Articles of Incorporation to designate additional series and issue shares with respect thereto.

        Each share represents an equal proportionate interest in the assets of the Fund with each other share in such series and no interest in any other series.

        Shares of the Fund entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved. Shares do not have cumulative voting rights, preemptive rights or any conversion or exchange rights. Shares of the Fund are fully paid and nonassessable when issued and share equally in dividend and other distributions of the Fund, and in the event of liquidation are entitled to receive equal shares of the net assets of the Fund. The Fund does not contemplate holding regular meetings of shareholders to elect directors or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of directors by a vote of a majority of the shares present and voting at such meeting.

        Statements contained in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

                      INVESTMENT POLICIES AND RESTRICTIONS

        As stated in the Prospectus, the Fund's only investment objective is capital appreciation. There can be no assurance that the Fund will, in fact, achieve its objective. The Fund's investment objective may not be changed by the Board of Directors without shareholder approval.





STATEMENT OF ADDITIONAL INFORMATION -- PAGE 1

        The Prospectus discusses the types of securities in which the Fund invests. The following discussion of investment restrictions supplements that set forth in the Prospectus.

        As indicated in the Prospectus, the Fund is subject to certain policies and restrictions which may not be changed without shareholder approval. Shareholder approval would be the approval by the lesser of (i) more than 50% of the outstanding voting securities of the Fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. Without such shareholder approval, the Fund may not:

        1. Purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer.

        2. Concentrate its investments, that is, invest more than 25% of the value of its assets, in any particular industry.

        3. Change the Fund's investment objective, or invest, under normal circumstances, less than 65% of the value of the Fund's total assets in equity securities which management believes have a good potential for capital growth.

        4. Purchase or sell real estate or other interests (including limited partnership interests) in real estate, except that the Fund may purchase or sell securities of issuers that invest or deal in real estate provided such securities are readily marketable.

        5. Write, purchase or sell put options, straddles, spreads or combinations thereof or deal in commodities, or write, purchase or sell call options unless the conditions imposed by Rule 260.140.85(b)(1) of the California Blue Sky Regulations are met.

        6. Make loans (the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities is not considered to be a loan).

        7.  Purchase securities on margin or sell short.

        8. Purchase securities of other investment companies, except in connection with a merger, consolidation or acquisition of assets.





STATEMENT OF ADDITIONAL INFORMATION -- PAGE 2

        9. Borrow money, except that, as a temporary measure for extraordinary or emergency purposes, and not for investment purposes, the Fund may borrow up to 5% of the value of its total assets.

        10. Mortgage or pledge any security owned or held by the Fund, except in connection with item number 8 above.

        11. Participate on a joint or a joint and several basis in any trading account in securities.

        12. Invest in companies for the purpose of exercising control of management.

        13. Act as an underwriter of securities of other issuers or invest in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933.

        14. Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors), or securities of any company which are restricted as to disposition, if such purchase would cause the cost of the Fund's investments in all such companies to exceed 5% of the Fund's total assets taken at market value.

        15. Purchase or retain the securities of any issuer if those officers and directors of the Fund, its investment adviser or affiliates owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

        16. Purchase any interests in oil, gas or other mineral leases or development or exploration programs, except that the Fund may purchase or sell securities of issuers that invest in or deal in oil, gas or minerals.

        17. Purchase investments which are not readily marketable, including securities and other assets for which an active and substantial market does not exist at the time of purchase or subsequent valuation, if such investments exceed 15% of net assets at the time of purchase.

        18.  Issue senior securities.

        19. Purchase or sell commodities or commodity contracts including futures contracts.

        20. Invest more than 5% of the value of the Fund's net assets in warrants. Included within such limitation, but not to exceed 2%





STATEMENT OF ADDITIONAL INFORMATION -- PAGE 3 of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange.

        21. Invest more than 10% of the value of the Fund's net assets at the time of purchase in foreign securities (i. e., the securities of foreign issuers or obligors), which investment must be made solely through the purchase of United States Dollar denominated American Depository Receipts sponsored by domestic banks or their correspondent banks.

                        MANAGEMENT AND ADVISORY SERVICES

                 As stated in the Prospectus, the Fund has an Investment Advisory Agreement (the "Advisory Agreement") with Insight Capital Management, Inc. (the "Advisor"), 1656 North California Boulevard, Suite 300, Walnut Creek, California 94596. The Advisor supervises the Fund's investments and conducts its investment program. The Advisory Agreement provides that the Advisor will perform the following services or cause them to be performed by others: (i) furnish to the Fund investment advice and recommendations, and (ii) supervise the purchase and sale of securities as directed by appropriate Fund officers. For such services the Advisor receives an annual investment advisory fee equal to 1.0% of the Fund's average daily net assets, computed daily and paid on a monthly basis. The advisory fee paid by the Fund is higher than that paid by most mutual funds. The Fund incurred fees payable to the Advisor in the amounts of $70,407, $70,672, and $138,387, respectively, for the fiscal years ended June 30, 1994, 1995 and 1996.

        The Advisor also performs investment advisory services for individual and pension and profit sharing accounts (the "private accounts"). Although the overall investment objective of the Fund may differ from the objectives of the private accounts served by the Advisor, in certain instances there may be securities which are suitable for the portfolio of the Fund as well as for one or more of the private accounts. At times, therefore, purchases and sales of the same investment securities may be recommended for the Fund and for one or more of the other private accounts. To the extent that the Fund and one or more of the private accounts seek to acquire or sell the same security at the same time, either the price obtained by the Fund or the amount of securities that may be purchased or sold by the Fund at one time may be adversely affected. In such cases the purchase and sale transactions are allocated among the Fund and the private accounts in a manner believed by the management of the Advisor to be equitable to each.

        Financial analysts employed by the Advisor are subject to the Code of Ethics and Standards of Professional Conduct adopted by the Association of Investment Management and Research. Under the Standards of Professional Conduct, the financial analyst is





STATEMENT OF ADDITIONAL INFORMATION -- PAGE 4 required to act in a manner consistent with his obligation to deal fairly with all customers and clients when (i) disseminating investment recommendations,
(ii) disseminating material changes in prior investment advice, and (iii) taking investment action.

        Dominion Institutional Services Corporation (the "Administrator") has entered into an Administration Agreement (the "Administration Agreement") with the Fund pursuant to which the Administrator is responsible for the overall management and administration of the Fund. The Fund pays the Administrator an annual administration fee equal to 1.25% of the Funds average daily net assets, computed daily and paid on a monthly basis. The Fund incurred fees payable to the Administrator in the amounts of $87,020, $88,339, and $172,983, respectively, for the fiscal years ended June 30, 1994, 1995 and 1996. Except as provided in this paragraph, the Administrator pays all operating costs of the Fund, including office space, custodian and transfer agent fees, administrative, clerical, record keeping, bookkeeping, legal (non-litigation), auditing and accounting expenses, expenses of preparing tax returns, expenses of shareholders' meetings and preparing, printing and mailing proxy statements, expenses of preparing and typesetting periodic reports to shareholders (except for those reports the Fund permits to be used as sales literature), fees and expenses of directors of the Company, and the costs, including filing fees, of renewing or maintaining registration of Fund shares under federal and state law. The Fund pays the investment advisory fee and the administration fee, interest, taxes, the cost of brokerage incurred in connection with execution of securities transactions, litigation expenses and indemnification paid to advisors of the Fund and officers and directors of the Company. The costs and expenses, including legal and accounting fees, filing fees and printing costs, in connection with the formation of the Fund and the preparation and filing of the Fund's initial registration statement under the Securities Act of 1933 and Investment Company Act of 1940 were paid by the Fund.

        The Fund has entered into an accounting services agreement with Commonwealth Fund Accounting, Inc. an affiliate of Fund Services, Inc., the Fund's transfer agent. All costs associated with such services performed by Commonwealth Fund Accounting, Inc. are borne by the Administrator.

        Fund Services, Inc. serves as transfer agent for the purpose of recording the transfer, issuance and redemption of shares of the Fund, transferring shares of the Fund, disbursing dividends and other distributions to shareholders, mailing shareholder information and receiving and responding to various shareholder inquiries. All costs associated with such services performed by Fund Service, Inc. are borne by the Administrator.





STATEMENT OF ADDITIONAL INFORMATION -- PAGE 5

        C. Dewey Elliott III and Douglas W. Powell each own approximately 50% of the outstanding stock of the Administrator. James O. Collins owns 100% of the outstanding stock of the Advisor. Messrs. Elliott and Powell are both executive officers and directors of the Company.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

        During the fiscal year ended June 30, 1996, all orders for the Fund's portfolio securities transactions were placed through Dominion Capital Corporation, an affiliate of the Fund, and it is expected that the Advisor will continue to place such orders through Dominion Capital Corporation. Dominion Capital Corporation is the Fund's Distributor, and is owned 42.5% each by C. Dewey Elliott, III and Douglas W. Powell, officers and directors of the Fund. The Fund paid approximately $62,067, $96,531, and $153,876, respectively, in brokerage commissions in connection with its portfolio business during the fiscal years ended June 30, 1994, 1995 and 1996, all of which were paid to Dominion Capital Corporation. The increase in brokerage commissions each year was primarily due to the increasing size of the Fund and the increasing portfolio turnover rate.

        Decisions as to the assignment of portfolio business for the Fund and negotiation of its commission rates are made by the Advisor. In selecting brokers and in negotiating commissions, the Advisor considers the broker's reliability, the quality of its execution services on a continuing basis, the financial condition of the firm, and research services provided, if any. The Advisory Agreement specifically provides that in placing portfolio transactions for the Fund, the Advisor may agree to pay brokerage commissions in an amount higher than the lowest available rate for brokerage and research services as authorized, under certain circumstances, by the Advisory Agreement.

        The Board of Directors has adopted certain policies incorporating the standards of Rule 17e-1 issued by the Securities and Exchange Commission under the Investment Company Act of 1940 which requires that the commissions paid to Dominion Capital Corporation and other affiliates of the Fund with respect to securities transactions effected on a securities exchange must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Advisor to furnish reports to the Board of Directors and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the Board of Directors will consider from time to time whether the advisory fee will be reduced by all or a portion of the brokerage commission given to affiliated brokers.





STATEMENT OF ADDITIONAL INFORMATION -- PAGE 6

                        EXECUTIVE OFFICERS AND DIRECTORS

        The directors and officers of Dominion Funds, Inc. (the "Company"), a Texas corporation (of which the Fund is a series of shares of common stock), their principal occupations for the last five years and their affiliations, if any, with Dominion Institutional Services Corporation (the "Administrator"), the Fund's administrator, Insight Capital Management, Inc. (the "Advisor"), the Fund's investment advisor, or with Dominion Capital Corporation (the "Distributor"), the Fund's principal underwriter, are as follows:


Douglas W. Powell*
5000 Quorum Drive, Suite 620
Dallas, Texas 75240

Mr. Powell is Chairman of the Board and Chief Executive Officer of Dominion Funds, Inc. He is a founder of The Dominion Companies, a Dallas, Texas, based financial services group providing investment products and services to individuals, businesses and institutions. Mr. Powell serves as Chairman of the Board of Directors and Chief Executive Officer of Dominion Capital Corporation, an NASD Broker/Dealer; Dominion Financial Services, an SEC Registered Investment Advisor; Dominion Agency, Inc.; Dominion Institutional Services Corporation; and Dominion Mortgage Company.

Mr. Powell is a 1962 graduate of the United States Naval Academy. Upon graduation he was commissioned in the U.S. Air Force, where he served with distinction for eight years as a pilot and Deputy Missile Combat Crew Commander. Upon leaving military service in 1970, Mr. Powell accepted a position as a Systems Engineer with Electronic Data Systems, participating in the analysis, design and development of automated systems for the New York Stock Exchange, American Airlines and numerous insurance carriers. He subsequently served as assistant to the President of Systems Resources, Inc., a subsidiary of Control Data Corporation providing consulting and data processing services to the insurance industry.

From 1976 to 1980 Mr. Powell was President of Direction One, Inc., providing products and services to most major U.S. department stores. After a period as Assistant to the President of the North Texas Financial Group, an integrated financial planning and investment firm, Mr. Powell was co-founder and President of Chiattello & Powell, Inc., an SEC Registered Investment Advisor, from which The Dominion Companies emerged. Mr. Powell has been Chairman and Chief Executive Officer of Dominion Capital Corporation since October 1986, Dominion Financial Services, Inc. since 1981, and Dominion Institutional Services Corporation since June 1987.



* Interested person (as defined in the Investment Company Act of 1940) of the Fund.





STATEMENT OF ADDITIONAL INFORMATION -- PAGE 7

C. Dewey Elliott, III*
5000 Quorum Drive, Suite 620
Dallas, Texas 75240

Mr. Elliott graduated in 1970 from the United States Naval Academy with a B.S. in aeronautical engineering and earned an MBA in 1975. He serves as President of Dominion Funds, Inc. and affiliated Dominion firms, and has been a principal in the firms since 1986, including Dominion Capital Corporation since October 1986, Dominion Financial Services since January 1986, Dominion Institutional Services Corporation since June 1987 and Dominion Mortgage Company since 1991.

Mr. Elliott has been an adjunct professor in the business graduate school at the University of Dallas since 1987. Previously, Mr. Elliott was a retail broker with Merrill Lynch from 1984 to 1985. From 1976-1985, he was a senior consultant with Harbridge House, Inc. and other firms, consulting to national and international companies and the Department of Defense. Mr. Elliott served on active duty with the Navy from 1970 to 1976.


Robert H. Spiro, Jr.
5821 Colfax Avenue
Alexandria, Virginia 22311

Mr. Spiro has a distinguished career in business, academia, and public service. He is currently Vice President and member of the board of directors of Crescent Financial Corporation, Inc., Chairman of RHS Imprinted Products, Inc., and provides consulting on matters of marketing and management. He is also Vice President of the American Security Council Foundation. He served as Under Secretary of the Army.

Mr. Spiro graduated from Wheaton College, attended six universities, and earned his Ph.D in Modern European History from the University of Edinburgh. Since 1986, he has served as a consultant to various businesses. He was National Executive Director of the Reserve Officers Association of the U.S. from 1984 to 1986, President of Jacksonville University from 1964 to 1979 and Dean of the College of Liberal Arts at Mercer University from 1960 to 1964. He has an honorary Doctor of Science degree from Florida Institute of Technology and was awarded Palmes Academicues by the President of France.

Throughout his career, he has served on numerous professional and civic commissions and boards; published articles, editorials, essays and contributions to Encyclopedia Americana; and edited a scholarly journal. His naval career included service in destroyers in operations in the Pacific during World War II, command of various Reserve units and retirement as a Rear Admiral in 1978.


* Interested person (as defined in the Investment Company Act of 1940) of the Fund.





STATEMENT OF ADDITIONAL INFORMATION -- PAGE 8

Peter R. Goldschmidt
2706 N. Randolph Street
Arlington, Virginia 22207

Mr. Goldschmidt has a broad background in business and legislative affairs and has recently resumed his marketing consulting practice. Since August 1996, he has served as a marketing consultant to D'Brit Corporation, an internet provider. From May 1994 through July 1996 he was Sales Manager of GAMER Corp., a wholly owned subsidiary of Iverson Technology. In 1992 and 1993 he worked with LDS Enterprises, a medical emergency communications company, and as a consultant to corporate clients on matters of Federal Relations and domestic and international marketing. In 1993 and 1994, he also worked with PIC, a fund-raising company. From March 1990 to December 1991, he served as senior advisor to Recovery America, a provider of natural solutions for addictions. From August 1987 to December 1989, he served as a marketing consultant for Advanced Tool Technologies, a company holding patents on a chemical die cutting process. In 1986, he was Washington liaison for Campus Network. Previously, he served the University of California as special assistant to the president for federal relations and director of the University's Washington, D.C. office from 1968 until 1985.

From 1966 to 1968 he was a supervisory attorney in the Civil Rights Unit of the Office of General Counsel for the U.S. Department of Health, Education and Welfare. Prior to HEW, he was Assistant United States Attorney with the Justice Department in the Northern District of California from 1961 to 1966, and from 1964 to 1966 was Chairman of the Civil Service Commission for Contra Costa County, California. He was in private practice from 1959 until 1960 with a firm in Frankfurt/Main, Germany.

Mr. Goldschmidt earned a B.S. Degree from the University of California, Berkeley, and his J.D. from the University of California Hastings College of the Law.

Allen B. Clark, Jr.
10602 Stone Canyon Road #164
Dallas, Texas  75230

The Honorable Allen B. Clark, Jr. is a Charter Financial Analyst and has served as a fixed income and personal trust portfolio manager in the Trust Department of a major Texas bank. His private business endeavors included presiding over his own real estate investment company. His public service included being a Special Assistant to Texas Governor Bill Clements.

From April 1996 to the present, he has been employed with the Department of Veterans Affairs as a Veterans Liaison. From June 1994 to April 1996, he was self employed in marketing and consulting. From June 1993 to June 1994, he was employed in the mortgage lending department of First Fidelity Mortgage Corporation. From January 1993 to June 1993, he was self employed as a consultant. From August 1991 to January 1993, he served as an





STATEMENT OF ADDITIONAL INFORMATION -- PAGE 9

Assistant Secretary and Director, National Cemetery System, of the Department of Veterans Affairs in the Presidency of George Bush.

Upon graduation from West Point he was an officer with service in Vietnam in Special Forces. He received an M.B.A. from Southern Methodist University.

        The directors and officers of the Company as a group held less than 1% of the Fund's outstanding shares on the date of this Statement of Additional Information.

                         PURCHASE OF SHARES OF THE FUND

        As stated in the Prospectus, shares of the Fund can be purchased through broker-dealers who have sales agreements with the Fund's Distributor, Dominion Capital Corporation. Shares of the Fund are sold at the net asset value per share as determined at the close of business of the New York Stock Exchange next occurring after the purchase order is received and accepted by the Fund plus the applicable sales charge. The Prospectus contains detailed information about the purchase of shares.

        As indicated in the Prospectus under "Purchase of Shares - Certain Purchases," certain directors, officers, full-time employees, and sales representatives of the Company, the Advisor, the Administrator, the Distributor, or any broker-dealer having a sales agreement with the Distributor and certain affiliates of the foregoing and members of their immediate families (i.e., spouse, children, siblings, parents and parents-in-law) may purchase shares of the Fund at net asset value without the sales charge. This privilege is offered to compensate these persons for their efforts on behalf of the Fund, and to encourage them to continue their employment with the Fund and its affiliates and to use their best efforts to promote the Fund's growth and profitability.

                         NET ASSET VALUE DETERMINATION

        As stated in the Prospectus, the net asset value of Fund shares is determined once daily as of the close of business on the New York Stock Exchange (currently 4:00 pm. New York City time), Monday through Friday, except on (i) days on which changes in value of the Fund's portfolio securities will not materially affect the net asset value of shares of the Fund; (ii) days during which no shares of the Fund are tendered for redemption and no order to purchase shares of the Fund are received; or (iii) customary national holidays on which the New York Stock Exchange is closed. The per share net asset value of the Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. In determining asset value, securities listed on the national securities exchanges and the NASDAQ National Market are valued at the closing prices on such markets, or if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Other securities which are traded on the over-the-counter





STATEMENT OF ADDITIONAL INFORMATION -- PAGE 10 market are valued at bid price. Other securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith by the Advisor under the supervision of the Company's Board of Directors.

                                THE DISTRIBUTOR

        The Fund has entered into a Distribution Agreement with Dominion Capital Corporation (the "Distributor"), 5000 Quorum Drive, Suite 620, Dallas, Texas 75240, pursuant to which the Distributor performs services and bears the expenses relating to the offering of Fund shares for sale to the public. As compensation for the services provided and expenses borne by the Distributor, the Fund pays the Distributor a sales load as described in the Prospectus. The sales load received by the Distributor for Fund shares sold for the years ended June 30, 1994, 1995 and 1996 was approximately $85,168, $39,036, and $375,308, respectively.

        Shares of the Fund are offered on a continuous basis through the Distributor. Pursuant to the Distribution Agreement, the Distributor serves as exclusive agent for the sale of the shares of the Fund and has agreed to use its best efforts to sell such shares, either directly or through securities dealers.

                              REDEMPTION OF SHARES

        Shareholders of the Fund may require the Fund to redeem their shares at any time at a price equal to the net asset value per share next determined following receipt of a valid redemption request by the Fund. Subject to certain exceptions set forth in the Prospectus, payment will be made within seven days of the Fund's receipt of a valid redemption request. The value of the Fund shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption. The Prospectus describes the requirements and procedures for the redemption of shares.

        Shares are normally redeemed for cash, although the Fund retains the right to redeem its shares in kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under the Section "Net Asset Value Determination," and such valuation





STATEMENT OF ADDITIONAL INFORMATION -- PAGE 11 will be made as of the same time the redemption price is determined.

        The right to require the Fund to redeem its shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or the New York Stock Exchange is closed except for holidays and weekends, (2) the Securities and Exchange Commission permits such suspension and so orders, or (3) an emergency exists as determined by the Securities and Exchange Commission so that disposal of securities and determination of net asset value is not reasonably practicable.

                      INCOME DIVIDENDS, CAPITAL GAINS AND
                                 DISTRIBUTIONS

        It is the policy of the Fund to make at least annual distributions of substantially all of its investment income and at least annual distributions of any net realized capital gains. Distributions reflecting capital gains realized during each fiscal year ended June 30 normally are declared and payable to shareholders in the subsequent fiscal year. Distributions reflecting investment income received during the fiscal year ended June 30 normally are made during the current and subsequent fiscal year.

        All investors who do not elect otherwise will have all of their income dividends and capital gains distributions reinvested in additional Fund shares, at net asset value as described under "Distributions and Taxes-Reinvestment of Distributions" in the Prospectus. Shareholders who desire to receive their dividends and distributions in cash may so elect on their account applications or by written notice to the Fund.

                                   CUSTODIAN

        May Financial Corporation, 8333 Douglas Avenue, Dallas, Texas 75240, is the custodian of the Fund. May Financial Corporation deposits securities of the Fund with a trust company which acts as a securities depository. The custodian, among other things, attends to the collection of dividends and payment for and collection of proceeds of securities bought and sold by Fund.

                     LEGAL COUNSEL AND INDEPENDENT AUDITORS

        Counsel to the Fund is Frederick C. Summers, III, a Professional Corporation, Attorney at Law, 3700 Bank One Center, 1717 Main Street, Dallas, Texas 75201-4639.

        The independent auditor for the Fund is Kinder & Wyman, P.C., 511 E. John Carpenter Freeway, Suite 200, Irving, Texas 75062-3920.





STATEMENT OF ADDITIONAL INFORMATION -- PAGE 12

                             REGISTRATION STATEMENT

        There has been filed with the Securities and Exchange Commission, Washington, D.C. a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this Statement of Additional Information relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.





STATEMENT OF ADDITIONAL INFORMATION -- PAGE 13

                      [KINDER & WYMAN, P.C. LETTERHEAD]


                         INDEPENDENT AUDITOR'S REPORT


To the Shareholders and Board of Directors
Dominion Insight Growth Fund


We have audited the accompanying statement of assets and liabilities of Dominion Insight Growth Fund, including the schedule of investments in securities, as of June 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the period October 27, 1992 (effective date of the fund Registration Statement under the Securities Act of 1933) to June 30, 1993. These financial statements and the financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dominion Insight Growth Fund as of June 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


                                        /s/ KINDER & WYMAN

                                        KINDER & WYMAN, P.C.


Irving, Texas
July 12, 1996

                          DOMINION INSIGHT GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1996

ASSETS

         Investments in securities, at value
           (identified cost $22,212,971)                            $   26,628,250
         Cash                                                            1,300,060
         Receivables
           Investment securities sold                                      814,634
           Capital shares sold                                             970,168
           Dividends and interest                                           12,292
         Organization costs, net                                             9,547
                                                                    --------------
                          TOTAL ASSETS                                  29,734,951
                                                                    --------------
LIABILITIES

         Payables
           Investment advisory fee                                          22,432
           Administrative fee                                               28,025
           Investment securities purchased                               1,776,315
                                                                    --------------
                          TOTAL LIABILITIES                              1,826,772
                                                                    --------------
NET ASSETS                                                          $   27,908,179
                                                                    ==============

         Capital shares outstanding                                      1,465,521

         Net asset value and offering price per share
           Net asset value per share                                $        19.04
                                                                    ==============
           Offering price per share                                 $        19.73
                                                                    ==============


   The accompanying notes are an integral part of these financial statements.

                          DOMINION INSIGHT GROWTH FUND
                           INVESTMENTS IN SECURITIES
                                 JUNE 30, 1996

Common Stocks  (89.55%)                                Shares              Value
-----------------------                                ------          ------------
Commercial Services (11.95%)
         Accustaff, Inc. (a)                           15,000          $    408,750
         Paychex, Inc.                                 18,800               904,750
         PMT Services Inc. (a)                         36,150             1,030,275
         Quintiles Transnational Corp. (a)              8,000               526,000
         Service Corporation International             11,900               684,250

Computers (8.24%)
         Brooktrout Technology, Inc. (a)               20,400               571,200
         HBO & Company                                 15,200             1,029,800
         Sun Microsystems Inc. (a)                     14,500               848,250

Computer Software (14.42%)
         Cadence Design Systems Inc. (a)               23,400               789,750
         Electronics for Imaging Com. (a)              10,000               693,750
         Pairgain Technologies Inc. (a)                15,400               954,800
         Peoplesoft Inc. (a)                           11,400               812,250
         Shiva Corporation (a)                         13,000             1,036,750

Electronics (2.07%)
         Fore Systems, Inc. (a)                        17,000               614,125

Entertainment (2.85%)
         Regal Cinemas, Inc. (a)                       18,500               846,375

Hotels (3.37%)
         HFS, Inc. (a)                                 14,300             1,001,000

Household Products (1.77%)
         Blyth Industries (a)                          11,600               526,350

Leisure Time (2.40%)
         Callaway Golf Company                         21,500               714,875

Machinery (2.50%)
         JLG Industries                                10,000               742,500

Medical Hospitality (2.17%)
         Occusystems, Inc. (a)                         17,300               646,588





   The accompanying notes are an integral part of these financial statements.

                          DOMINION INSIGHT GROWTH FUND
                           INVESTMENTS IN SECURITIES
                                 JUNE 30, 1996

Common Stocks (continued)                                    Shares           Value
-------------------------                                    ------       ------------
Medical Supplies (2.21%)
         Protocol Systems, Inc. (a)                          28,600       $    657,800

Office/Business Equipment (1.83%)
         U.S. Office Products (a)                            13,000            546,000

Oil and Gas Exploration (2.39%)
         Chesapeake Energy Corp. (a)                          7,900            710,012

Pharmaceuticals (5.47%)
         Dura Pharmaceuticals (a)                            16,300            912,800
         Jones Medical Industry, Inc.                        21,450            713,213

Publishing/Printing (2.00%)
         Gartner Group Inc. (a)                              16,300            596,987

Shoes (3.14%)
         Nike Inc. Class B                                    9,100            935,025

Retail (3.64%)
         Regis Corporation                                   15,600            487,500
         TJX Companies, Inc.                                 17,600            594,000

Telecommunications (17.13%)
         Ascend Communications Inc. (a)                      14,100            793,125
         Aspect Telecommunications Inc. (a)                  11,000            544,500
         Cascade Communication Corp. (a)                     18,700          1,271,600
         Davox (a)                                           21,400            631,300
         U.S. Long Distance Corp. (a)                        21,100            749,050
         U.S. Robotics Corp. (a)                             12,900          1,102,950
                                                                          ------------

         Total Investments in Securities (89.55%)
          (cost $22,212,971)                                              $ 26,628,250
                                                                          ============

Notes:   (a) Presently non-income producing
         (b) Percentage of investments as shown is the ratio of the total market value to total assets.





   The accompanying notes are an integral part of these financial statements.

                          DOMINION INSIGHT GROWTH FUND
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 1996

INVESTMENT LOSS

         Investment Income
           Dividends                                                $      3,551
           Interest                                                       35,862
                                                                    ------------
                 Total Investment Income                                  39,413
                                                                    ------------
         Expenses
           Investment advisory fee                                       138,387
           Administrative fee                                            172,983
           Amortization                                                    9,567
                                                                    ------------
                 Total Expenses                                          320,937
                                                                    ------------
         NET INVESTMENT LOSS                                            (281,524)
                                                                    ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

         Net realized gain on investments in securities                3,556,449
         Net change in unrealized appreciation
           of investments in securities                                1,978,534
                                                                    ------------
         NET GAIN ON INVESTMENTS                                       5,534,983
                                                                    ------------
         NET INCREASE IN NET ASSETS RESULTING
           FROM OPERATIONS                                          $  5,253,459
                                                                    ============


   The accompanying notes are an integral part of these financial statements.

                          DOMINION INSIGHT GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                   FOR THE YEARS ENDED JUNE 30, 1996 AND 1995

                                                                1996             1995
                                                            ------------     -----------
CHANGE IN NET ASSETS FROM OPERATIONS
   Net investment loss                                      $   (281,524)    $  (152,738)
   Net realized gain on investments                            3,556,449         322,450
   Change in unrealized appreciation                           1,978,534       2,385,666
                                                            ------------     -----------
                 Net increase (decrease)
                 in net assets resulting
                 from operations                               5,253,459       2,555,378

DISTRIBUTIONS TO SHAREHOLDERS FROM

   Net realized gains on investments                          (1,003,817)       (507,653)

CAPITAL SHARE TRANSACTIONS                                    15,569,399        (229,566)
                                                            ------------     -----------
   Total Increase in Net Assets                               19,819,041       1,818,159

NET ASSETS

   Beginning of year                                           8,089,138       6,270,979
                                                            ------------     -----------
   END OF YEAR (including undistributed investment          $ 27,908,179     $ 8,089,138
         loss of $662,523 and $380,999, respectively)       ============     ===========



   The accompanying notes are an integral part of these financial statements.

                          DOMINION INSIGHT GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         Organization and Nature of Operations

         Dominion Insight Growth Fund (Fund) is a separate series of shares of common stock of Dominion Funds, Inc. (Company). The Company was incorporated in the State of Texas in June of 1992. The Company is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. In addition, the Fund is subject to various investment restrictions as set forth in the Statement of Additional Information. The effective date of the Fund's Registration Statement under the Securities Act of 1933 was October 27, 1992. The primary investment objective of the Fund is capital appreciation. The Company may designate one or more series of common stock. The only series currently designated is the Fund. Each share represents an equal proportionate interest in the assets of the Fund with each other share in such series and no interest in any other series.

         Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Valuation of Securities

         Securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board of directors.

         Investment Transactions and Investment Income

         Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized security gains and losses are determined on an identified cost basis.

                          DOMINION INSIGHT GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         Cash

         Cash is held in a credit interest account at May Financial Corporation, a member of the Chicago Stock Exchange, Inc., bearing interest at a variable rate. At June 30, 1996, the interest rate was 4.50%

         Organization Costs

         Organization costs have been capitalized and are being amortized on a straight-line basis over a period of five years. If any of the initial shares are redeemed before all the organization costs have been amortized, the proceeds will be reduced by the redeemed share's prorata share of the then-unamortized organization costs, in the same proportion as the number of shares redeemed bears to the total number of initial shares outstanding.

         Income Taxes

         The Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders; therefore, no provision for income or excise taxes is required.

         Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. At June 30, 1996, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         Distributions to Shareholders

         Dividends to shareholders are recorded on the ex-dividend date.

                          DOMINION INSIGHT GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS

NOTE 2 - DISTRIBUTION TO SHAREHOLDERS

         On November 30, 1995, a distribution of $1.54 aggregating $1,003,817 was declared from net realized gains from investment transactions. The dividend was payable on December 1, 1995 to shareholders of record on November 29, 1995.

NOTE 3 - CAPITAL SHARE TRANSACTIONS

         As of June 30, 1996, there were 1,000,000,000 shares of $.001 par value capital stock authorized of which 200,000,000 shares are classified as the Fund's series and the balance is unclassified. As of June 30, 1996, capital paid-in aggregated $21,514,222.

         Transactions in capital stock were as follows:

                                             Shares                       Amount
                                     --------------------      ---------------------------
                                       1996         1995          1996             1995
                                     -------      -------      -----------      ----------
         Shares sold                 912,218      108,396      $16,297,454      $1,198,065

         Shares issued in
         reinvestment of
         dividends                    61,981       47,958          987,344         501,158
                                     -------      -------      -----------      ----------
                                     974,199      156,354       17,284,798       1,699,223

         Shares redeemed             106,734      170,914        1,715,399       1,928,789
                                     -------      -------      -----------      ----------
         Net increase/(decrease)     867,465      (14,560)     $15,569,399      $ (229,566)
                                     =======      =======      ===========      ==========

NOTE 4 - INVESTMENT TRANSACTIONS

         Cost of purchases and sales of securities (excluding short-term obligations) aggregated $36,122,813 and $22,921,858, respectively, for the year ended June 30, 1996. The cost of securities for federal income taxes is the same as that shown in the accompanying schedule of investments in securities. Net gain on investments for the year ended June 30, 1996 was $5,534,983. All security transactions were in long transactions. As of June 30, 1996, the aggregate gross unrealized appreciation and depreciation of securities was as follows:

                 Unrealized appreciation                    $  4,937,741
                 Unrealized depreciation                        (522,462)
                                                            ------------

                 Net unrealized appreciation                $  4,415,279
                                                            ============

         Accumulated undistributed net realized gains on investment transactions totalled $2,641,202.

                          DOMINION INSIGHT GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS


NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

         The Fund has an Investment Advisory Agreement (Advisory Agreement) with Insight Capital Management, Inc. (Advisor) to act as its investment advisor. The Advisor also serves as investment advisor to certain private accounts. The Advisor's only previous experience in advising a mutual fund is advising the Fund. The Advisor provides the Fund with investment advice and recommendations consistent with the Fund's investment objective, policies and restrictions, and supervises the purchase and sale of investment transactions on behalf of the Fund. For such services, the Advisor receives an annual fee of 1.0% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

         The Fund has an Administration Agreement with Dominion Institutional Services Corporation (Administrator). Pursuant to the Administration Agreement, and subject to the authority of the board of directors of the Fund, the Administrator is responsible for the administration of the Fund and overall management of the Fund's business affairs. The Administrator provides all services required to carry on the Fund's general administrative and corporate affairs. These services include furnishing all executive and managerial personnel, office space and equipment, and providing federal and state regulatory compliance. For its services, the Administrator receives an annual fee of 1.25% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

         The Fund has a Distribution Agreement with Dominion Capital Corporation (Distributor). Pursuant to the Distribution Agreement, the Distributor performs services and bears the expenses relating to the offering of Fund shares for sale to the public. As compensation for the services provided and expenses borne by the Distributor, the Fund pays the Distributor the sales charges. Sales charges for distributing fund shares were $375,308 for the year ended June 30, 1996.

         During the year ended June 30, 1996, all orders for the Fund's investment transactions were placed through the Distributor, and it is expected that the Advisor will continue to place such orders with the Distributor. Commissions charged by Distributor for executing investment transactions were $153,876 for the year ended June 30, 1996.

         Certain directors and officers of the Company are also directors, officers and/or employees of the Administrator and the Distributor.

                          DOMINION INSIGHT GROWTH FUND
                              OTHER INFORMATION

Part C

Item 24 Financial Statements and Exhibits

        List all financial statements and exhibits filed as part of the Registration Statement.

        (a)  Financial Statements:

                 Statement of Assets and Liabilities (June 30, 1996) Investments in Securities (June 30, 1996)
                 Statement of Operations (Year ended June 30, 1996) Statement of Change in Net Assets (Years ended June 30,
                      1996 and 1995)
                 Notes to Financial Statements (June 30, 1996)

        The foregoing financial statements are included in the Statement of Additional Information.

        (b)  Exhibits:


                 Exhibit 1              Articles of Incorporation*
                 Exhibit 2              Bylaws*
                 Exhibit 3              Not Applicable
                 Exhibit 4              Specimen Share Certificate*
                 Exhibit 5              Investment Advisory Agreement*
                 Exhibit 6(a)           Distribution Agreement*
                         (b)            Selected Dealer Agreement*
                 Exhibit 7              Not Applicable
                 Exhibit 8(a)           Custody Agreement With May Financial
                                        Corporation*
                         (b)            Participant's Agreement with
                                        The Depository Trust Company*
                 Exhibit 9(a)           Administration Agreement*
                         (b)            Transfer Agent Agreement*
                         (c)            Accounting Services Agreement*
                 Exhibit 10             Opinion and Consent of Brady  &
                                                 Summers, P.C.*
                 Exhibit  11            Consent of Kinder & Wyman, P.C.
                 Exhibit 12             Not Applicable
                 Exhibit 13             Subscription Agreement*
                 Exhibit 14             Not Applicable
                 Exhibit 15(a)          Distribution Plan*
                         (b)            Dealer Assistance Agreement*
                         (c)            Bank Shareholder Service Agreement*
                 Exhibit 16             Not Applicable


*Previously provided





PART C -- PAGE 1

Item 25   Persons Controlled by or under Common Control with Registrant

        C. Dewey Elliott, III and Douglas W. Powell each own approximately 42.5% of the outstanding stock of the Distributor and 50% of the outstanding stock of the Administrator, and are executive officers and directors of such companies. Both the Distributor and the Administrator are Texas corporations. Such persons are also executive officers and directors of the Registrant, although such persons do not purport to "control" the Registrant except to the extent such positions as executive officers and directors could otherwise be deemed to be in "control" of the Registrant.


Item 26   Number of Holders of Securities

        The number of record holders of shares of each class of securities of Registrant as of June 30, 1996 was as follows:

        Title of Class                             Number of Record Holders
        --------------                             ------------------------
        Common Stock, Dominion
        Insight Growth Fund series                  1,239


Item 27   Indemnification

        Provisions of the Registrant's Articles of Incorporation and Bylaws relating to indemnification of the Registrant's directors and employees are included as Exhibits 1 and 2 to the Registration Statement. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.





PART C -- PAGE 2

Item 28  Business and Other Connections of Investment Advisor

        Insight Capital Management, Inc. (the "Advisor") serves as the investment advisor of the Registrant. The Advisor also performs investment advisory services for individual and pension and profit sharing accounts.

        James O. Collins has served as Chairman, Chief Executive Officer and Portfolio Manager of Insight Capital Research and Management, Inc. since he founded the company in 1988. He is also Chairman, CEO and Portfolio Manager of Insight Capital Management, Inc., the publisher of the OTC Insight newsletter, and has served in that capacity since founding the company in 1983.

        The principal business addresses of both the Advisor and Insight Capital Research and Management, Inc. is 1656 North California Blvd., Suite 300, Walnut Creek, California 94596.


Item 29   Principal Underwriters

        Dominion Capital Corporation (the "Distributor") serves as the principal underwriter of the Registrant, and does not serve as principal underwriter, depositor or investment advisor for any other investment company.

        The following information is provided with respect to each director or officer of the Distributor:

Name and Principal       Positions and Office      Position and Office
Business Address         with Underwriter          with Registrant
----------------         --------------------      ---------------
Douglas W. Powell        Chairman, Chief           Chairman, Chief
5000 Quorum Drive        Executive Officer         Executive Officer
Suite 620
Dallas, Texas 75240

C. Dewey Elliott, III    President, Director       President, Director
5000 Quorum Drive
Suite 620
Dallas, Texas 75240


Item 30 Location of Accounts and Records

        The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

        (a) Shareholder records are maintained by the Registrant's transfer agent, Fund Services, Inc., 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229.

        (b) All other accounting records of the Registrant are maintained at the offices of Commonwealth Fund Accounting, 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229.





PART C -- PAGE 3

Item 31  Management Services

        The Registrant has entered into a custody agreement with May Financial Corporation, pursuant to which it acts as custodian and clearing agent for the Fund. May Financial Corporation has in turn entered into a Participant's Agreement with The Depository Trust Company, pursuant to which it acts as depository for the Fund's securities.

        The Registrant has no other management-related service contract which is not discussed in Part A or Part B of this form and which is required to be disclosed in this Item 31.


Item 32 Undertakings

        (a) Not applicable.

        (b) Not applicable.

        (c) The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.





PART C -- PAGE 4

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Dallas and State of Texas, on the 18th day of October, 1996.



                                          DOMINION FUNDS, INC.



                                          By: /s/  Douglas W. Powell
                                              ---------------------------
                                              Douglas W. Powell, Chairman
                                              of the Board

        Pursuant to the Requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:




/s/ Douglas W. Powell             Chairman of the                      October 17, 1996
----------------------------      Board and Chief
Douglas W. Powell                 Executive Officer
                                  (Principal
                                  Executive Officer
                                  and Principal Financial
                                  Accounting Officer)



/s/ C. Dewey Elliott, III         President and                        October 17, 1996
-----------------------------     Director
C. Dewey Elliott, III




                                  Director                             October __, 1996
-----------------------------
Robert H. Spiro, Jr.



/s/ Peter R. Goldschmidt          Director                             October 18, 1996
-----------------------------
Peter R. Goldschmidt


                                  Director                             October __, 1996
-----------------------------
Allen B. Clark, Jr.





PART C -- PAGE 5

                               INDEX TO EXHIBITS


EXHIBIT
NUMBER                    EXHIBIT
------                    -------
1                        Articles of Incorporation*

2                        Bylaws*

4                        Specimen Share Certificate*

5                        Investment Advisory Agreement*

6(a)                              Distribution Agreement*
6(b)                              Selected Dealer Agreement*

8(a)                              Custody Agreement with
                                  May Financial Corporation*
8(b)                              Participant's Agreement
                                  with The Depository
                                  Trust Company*

9(a)                              Administration Agreement*
9(b)                              Transfer Agent Agreement*
9(c)                              Accounting Services Agreement*

10                       Opinion and Consent of
                         Brady & Summers, P.C.*

11                       Consent of Kinder & Wyman, P.C.

13                       Subscription Agreement*

15(a)                    Distribution Plan*
15(b)                    Dealer Assistance Agreement*
15(c)                    Bank Shareholder Service Agreement*




*Previously filed